Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2010 Fund	May 30, 2024
Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	5.73%
Annual Return 2017	10.73%
Annual Return 2018	(2.31%)
Annual Return 2019	14.40%
Annual Return 2020	10.44%
Annual Return 2021	5.14%
Annual Return 2022	(12.99%)
Annual Return 2023	9.88%
Fidelity Freedom Index 2010 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020